Lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities.
Lease liabilities

23.Lease liabilities

	2023	2022	*
	$’000	$’000

Current	91,156	87,240
Non-current	510,838	518,318
Total lease liabilities	601,994	605,558

Lease liabilities represent the net present value of future payments due under long term land leases for leasehold land on which our towers are located and for other leasehold assets such as warehouses and offices. During the period, payments to the value of $131.3 million (2022: $112.8 million, 2021: $96.2 million) were made in respect of recognized lease liabilities. These lease liabilities are unwound using incremental borrowing rates which represent the credit risk of the lessee entity and the length of the lease agreement.

Reconciliation of cash and non-cash changes

	2023	2022	*	2021
	$’000	$’000		$’000

At January 1	605,558	376,101		314,747
Additions through business combinations (note 31)	—	216,218		44,557
Additions through new leases or remeasurements	159,624	118,609		131,438
Interest and finance charges for lease liabilities (note 11)	61,617	52,234		32,826
Payments for the principal of lease liabilities	(72,854)	(76,629)		(63,324)
Interest paid for lease liabilities	(58,443)	(36,178)		(32,923)
Remeasurements or terminations**	(67,547)	(37,718)		(30,978)
Effects of movement in exchange rates	(25,961)	(7,079)		(20,242)
Closing balance – December 31	601,994	605,558		376,101

Amount recognized in the statement of income

	2023	2022	*	2021
	$'000	$'000		$'000

Interest on lease liabilities (note 11)	61,617	52,234		32,826
Expenses relating to short-term leases and low value assets (note 7)	10,879	16,924		11,165
Depreciation for right of use assets (note 14)	95,895	88,615		60,685
Total for the year ended	168,391	157,773		104,676

As at December 31 the contractual maturities of the lease liabilities were as follows:

		Total
	Carrying	contractual	Within	2 - 3	4 – 5	Over 5
	value	cash flows	1 year	years	years	years
	$'000	$'000	$'000	$'000	$'000	$'000
2023
Lease liabilities	601,994	1,181,459	101,709	193,434	180,895	705,421

2022
Lease liabilities*	605,558	1,108,532	92,417	179,930	168,231	667,954

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

**This value represents disposals due to terminated leases and the impact of remeasurement of lease liabilities as a result of changes in lease terms.

Lease obligation contractual cash flows are disclosed with the same renewal expectation assumption assessed for lease accounting under IFRS 16. The average remaining lease term remaining at December 31, 2023 is 12.5 years.